Note 10 - Share-based Payments (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Yrs)

Outstanding as at January 1, 2017	2,045,835	$0.18	0.86
Granted	1,972,000	0.39
Expired	(938,335)	0.62
Outstanding as at September 30, 2017	3,079,500	$0.20
Granted	2,040,000	0.20
Expired	(1,110,750)	0.18
Forfeited	(9,750)	0.13
Outstanding as at December 31, 201 7	3,999,000	$0.21	2.77
Forfeited	(113,000)	0.23
Outstanding as at Sep tember 30 , 201 8	3,886,000	$0.21	2.51
Options exercisable as at September 30, 2017	1,451,570	$0.19
Options exe rcisable as at December 31, 2017	2,577,000	$0.21
Options exercisable as at September 30, 201 8	3,549,125	$0.21